Investments In Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2010
Investments In Marketable Securities Tables Abstract
Marketable Securities By Type Table
	December 31,
	2010				2009
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

	(in millions)
AVAILABLE-FOR-SALE:(1)
Debt securities:
Unsecured debentures(2)	$-	$727	$-	$727	$-	$667	$-	$667
Certificates of deposit(2)	-	877	-	877	-	652	-	652
Government debt securities	-	47	-	47	-	152	-	152
Other	-	-	42	42	-	-	42	42
Subtotal	-	1,651	42	1,693	-	1,471	42	1,513
Equity securities:
Mutual funds	1	61	-	62	117	-	-	117
Common stock	7	-	-	7	16	-	-	16
Money market funds	-	-	-	-	-	30	-	30
Subtotal	8	61	-	69	133	30	-	163
Total available-for-sale	8	1,712	42	1,762	133	1,501	42	$1,676
TRADING:
Equity securities:
Mutual funds	10	-	-	10	7	-	-	7
Total trading	10	-	-	10	7	-	-	7
TOTAL	$18	$1,712	$42	$1,772	$140	$1,501	$42	$1,683

Held-to-maturity securities(3)				-				8
Total marketable securities				$1,772				$1,691

Pre-Tax Gains And Losses On Available For Sale And Trading Securities
	December 31,
	2010	2009	2008

	(in millions)

Gains (losses) included in other comprehensive income	$2	$10	$(2)
Gains reclassified out of other comprehensive income into earnings	-	2	-
Proceeds from sales	5,888	4,466	5,006
Gross realized gains on sales	2	3	-